PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended		142 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Depreciation	$ 821,891	$ 900,540	$ 821,891	$ 2,342,214